TIAA-CREF U.S. EQUITY FUNDS
TIAA-CREF Large-Cap Value Fund

TIAA-CREF Mid-Cap Value Fund (the “Funds”)

SUPPLEMENT NO. 3
dated November 15, 2018 to the Statutory Prospectus dated August 1, 2018 (with respect to Class W shares) and March 1, 2018 (with respect to all other share classes)

Portfolio management

The portfolio management teams of the Funds have changed. Athanasios (Tom) Kolefas is no longer a portfolio manager of the Funds. Charles J. Carr is now a member of the portfolio management team for the TIAA-CREF Large-Cap Value Fund. Accordingly, effective immediately, the following hereby replaces in its entirety the table for the TIAA-CREF Large-Cap Value Fund in the section entitled “Portfolio management” on page 44 of the Statutory Prospectus:

Name:	Charles J. Carr, CFA	Richard Cutler
Title:	Managing Director	Managing Director
Experience on Fund:	since 2018	since 2002

Additionally, effective immediately, the following hereby replaces in its entirety the table for the TIAA-CREF Mid-Cap Value Fund in the section entitled “Portfolio management” on page 61 of the Statutory Prospectus:

Name:	Richard Cutler
Title:	Managing Director
Experience on Fund:	since 2002

Portfolio management teams

Effective immediately, as a result of the portfolio management team changes described above, the following hereby replaces in their entirety the entries for the Funds in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 115 of the Funds’ Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
LARGE-CAP VALUE FUND
Charles J. Carr, CFA Managing Director	Stock Selection - Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2014 to Present (portfolio management of domestic large-cap value portfolios); Estekene Capital—2009 to 2013 (managing member, value-oriented hedge funds)	2014	1993	2018

Richard Cutler Managing Director	Stock Selection - Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1997 to Present (portfolio management of domestic large-cap and mid-cap value portfolios)	1997	1991	2002
MID-CAP VALUE FUND
Richard Cutler Managing Director	Stock Selection - Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1997 to Present (portfolio management of domestic large-cap and mid-cap value portfolios)	1997	1991	2002

A40416 (11/18)